Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenues from third parties, net	$ 684,184	$ 485,281	$ 374,788
Revenues from related parties, net	86,555	251,974	258,233
Total revenues	770,739	737,255	633,021
Costs and expenses:
Cost of revenues	578,886	566,700	507,449
Research and development	80,368	70,913	79,042
General and administrative	18,147	17,139	17,095
Bad debt expense (recovery)	173	0	(1,541)
Sales and marketing	18,822	15,443	14,368
Total costs and expenses	696,396	670,195	616,413
Operating income	74,343	67,060	16,608
Non operating income (loss):
Interest income	527	317	556
Gains (losses) on sale of marketable securities, net	(8)	648	350
Equity in losses of equity method investees	(122)	(128)	(349)
Impairment loss on investments	0	(1,299)	0
Foreign currency exchange gains (losses), net	643	(452)	466
Interest expense	(401)	(352)	(455)
Other income (loss), net	418	92	(368)
Total non operating income (loss)	1,057	(1,174)	200
Earnings before income taxes	75,400	65,886	16,808
Income tax expense	19,476	15,748	7,301
Net income	55,924	50,138	9,507
Net loss attributable to noncontrolling interests	5,552	1,458	1,199
Net income attributable to Himax Technologies, Inc. stockholders	$ 61,476	$ 51,596	$ 10,706
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.18	$ 0.15	$ 0.03
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.18	$ 0.15	$ 0.03
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.36	$ 0.30	$ 0.06
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.36	$ 0.30	$ 0.06